Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
INTEREST INCOME
Loans receivable, including fees	$ 36,404	$ 32,524
Securities: Taxable	3,573	3,548
Securities: Tax exempt	2,446	2,868
Other	73	48
Total Interest Income	42,496	38,988
INTEREST EXPENSE
Deposits	4,644	3,377
Short-term borrowings	323	199
Other borrowings	690	504
Total Interest Expense	5,657	4,080
Net Interest Income	36,839	34,908
PROVISION FOR LOAN LOSSES	1,725	2,200
Net Interest Income After Provision for Loan Losses	35,114	32,708
OTHER INCOME
Other Income	5,663
Net realized gains on sales of securities	213	348
Net gain on sale of loans	15	67
Earnings and proceeds on life insurance policies	1,126	1,133
Other	827	774
Total Other Income	7,065	6,911
OTHER EXPENSES
Salaries and employee benefits	14,020	12,850
Occupancy	2,889	2,662
Furniture and equipment	806	699
Data processing and related operations	1,427	1,353
Federal Deposit Insurance Corporation insurance assessment	347	377
Advertising	257	268
Professional fees	993	949
Postage and telephone	705	664
Taxes, other than income	572	661
Foreclosed real estate	172	1,164
Amortization of intangible assets	126	150
Other	3,661	3,073
Total Other Expenses	25,975	24,870
Income before Income Taxes	16,204	14,749
INCOME TAX EXPENSE	2,553	6,551
Net income	$ 13,651	$ 8,198
EARNINGS PER SHARE
BASIC	$ 2.19	$ 1.32
DILUTED	$ 2.17	$ 1.31
Service Charges And Fees [Member]
OTHER INCOME
Other Income	$ 4,295	$ 4,079
Income From Fiduciary Activities [Member]
OTHER INCOME
Other Income	$ 589	$ 510